EQUITY - Schedule of movement of fully paid shares (Details) - USD ($) $ in Thousands			12 Months Ended
	Sep. 06, 2023	Apr. 20, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Capital Movement [Roll Forward]
Beginning balance			$ 13,298,486	$ 3,146,265	$ 3,146,265
There are no movements of share paid					0
New shares issued (ERO)			13,298,486	800,000
Conversion options of convertible notes exercised during the year			17,401
Subtotal				10,152,221
Reduction of issued capital	$ (123,606)		(5,127,182)
Ending balance			5,003,534	13,298,486	$ 3,146,265
Convertible Notes G
Share Capital Movement [Roll Forward]
Beginning balance			1,115,996
Conversion options of convertible notes exercised during the year				1,115,996
Ending balance			17,401	1,115,996
Convertible Notes H
Share Capital Movement [Roll Forward]
Beginning balance			1,372,837
Conversion options of convertible notes exercised during the year				1,372,798
Ending balance			0	1,372,837
Convertible Notes I
Share Capital Movement [Roll Forward]
Beginning balance			6,863,427
Conversion options of convertible notes exercised during the year				6,863,427
Ending balance			0	$ 6,863,427
Absorption of Retained Losses and Reduction of Capital
Share Capital Movement [Roll Forward]
Reduction of issued capital			(8,294,952)
Absorption Accumulated Losses
Share Capital Movement [Roll Forward]
Reduction of issued capital			(7,501,896)
Absorption of Treasury Shares
Share Capital Movement [Roll Forward]
Reduction of issued capital		$ (178)	(178)
Cost of New Issuances and Convertible Notes
Share Capital Movement [Roll Forward]
Reduction of issued capital			$ (810,279)